Other long-term debt	12 Months Ended
Dec. 31, 2011
Other Long Term Debt and Warrant Liability [Abstract]
Other Long-Term Debt and Warrant Liability Disclosure [Text Block]

10. Other long-term debt

As of December 31, 2010 and 2011, other long term debt consisted of the following:

	December 31, 2010	December 31, 2011
	US$	US$
Guaranteed senior secured note due in April 15, 2013 at 15.6%	40,000,000	40,000,000

Total principal of other long-term debt	40,000,000	40,000,000
Less: Unaccreted discount from embedded derivative and warrants	(2,333,754)	(1,312,386)
Accrued interest	1,352,000	1,334,667

Total	39,018,246	40,022,281
Less: current portion	(330,633)	(313,300)

Total other long-term debt	38,687,613	39,708,981

Convertible Subordinated Notes

On April 13, 2007, the Company issued the Convertible Notes with an aggregate principal amount of US$25 million bearing a 2% interest rate and due on April 15, 2012. On April 15, 2010, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the Convertible Notes. The put option interest related to the Convertible Notes of about US$5.0 million was also paid to the bondholder pursuant to mutual agreement.

The holder had the right, at such holder’s option at any time prior to April 9, 2012 (the “Conversion Period”), to convert the principal amount of the Convertible Notes, or any portion of such principal amount which is a multiple of US$100,000, into fully paid and non-assessable common shares (as such shares shall then be constituted) at the conversion price in effect at such time. The holder of the Convertible Notes also had the right, at such holder’s option, on June 15, 2010 to demand that the Company repurchase the Convertible Notes, for cash, at a repurchase price of 120% of the principal amount, plus accrued and unpaid interest, unless the Company had called the notes for redemption due to a change in tax law or regulations. In the event of a change in tax law, regulations or official interpretations thereof that would require the Company to pay additional amounts as specified in the indenture, the Company had the right, at its option, at any time prior to October 15, 2010 to repurchase the Convertible Notes for cash at a repurchase price of 100% of the principal amount, plus accrued and unpaid interest or any such additional amounts. The holder had a right, at its option, to demand that the Company repurchase the Convertible Notes for cash at a repurchase price of 100% of the principal amount, plus accrued and unpaid interest, upon the termination of the listing of the common shares on US national stock exchange or a fundamental change, including a merger, tender offer, or exchange offer, as a result of which the common shares represented the right to acquire, were converted into, or exchanged for any consideration or assets other than securities traded on a US national stock exchange.

In addition, if there were certain events, such as the Company granting its shareholders the right to purchase common shares at a relatively low price, or distributing a dividend (in excess of 5% of the fair value of the common shares), the Convertible Notes could have been surrendered for conversion at any time on and after the date that the Company gave notice to the holder of such transactions.

The conversion price was set such that each US$100,000 principal amount of the notes was convertible into 38,388 shares of the Company’s common shares (US$2.6049 per share at inception) and was adjustable from time to time for anti-dilutive purposes.

The contingent interest feature was an embedded derivative in accordance with ASC 815-10-15, “Derivatives and Hedging” (“ASC 815-10-15”). Therefore, it was initially recorded as a derivative liability associated with long-term debt at fair value of US$2,543,000 and the fair value at December 31, 2007 became zero because the IPO in December 2007 invalidated the contingent interest feature embedded in the notes.

The Company evaluated and determined that there were no other embedded derivative requiring bifurcation from the Convertible Notes under the requirements of ASC 815-10-15. The conversion option was not considered a derivative for purposes of ASC 815-10-15 in accordance with EITF 00-19 (“ASC 815-40-25”). The embedded contingent put, contingent call and the repurchase option did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the Convertible Notes.

The Convertible Notes were subject to various restrictive covenants, including restrictions on the Company’s ability to incur additional debt or guarantees, make restricted payments, payment of dividends or distributions on capital stock, repurchase of capital stock, payment of subordinated indebtedness, settlement of intercompany loans or advances, sales or transfers of properties or assets, sales of capital stock, enter into non-ordinary course business transactions, make investments, merge or consolidate with another company and engage in any business other than related businesses.

On April 15, 2010, upon mutual agreement with the holder of the Convertible Notes, the holder exercised its option to demand that the Company repurchase the Convertible Notes, for cash, at a repurchase price of 120% of the principal amount, plus a accrued and unpaid interest. As such, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the Convertible Notes. The remaining 20% principal amount, which was accrued for as put option contingency expense as of December 31, 2009 amounting to US$5.0 million, was also paid to the holder pursuant to the mutual agreement (see Note 10).

Senior Floating Rate Notes and Warrants

On April 13, 2007, the Company issued the FRNs with an aggregate principal amount of US$75 million and detachable warrants to subscribe for common shares. On April 15, 2010, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the floating rate notes. The outstanding warrants to purchase common shares originally issued with the floating rate notes expired upon the maturity of the notes, of which the fair value was US$264 as of December 31, 2009. The FRNs bore interest at 6-month LIBOR (with the LIBOR rate reset semi-annually) plus 6.80%, payable semi-annually in arrears. The FRNs were to be repurchased or redeemed by the Company in cash on the third anniversary of the issuance date at the price equal to 100% of the principal amount plus accrued but unpaid interest.

In connection with the FRNs, a total of 750 FRN Warrants were issued. The FRN Warrants entitled the holders to purchase 7,142 common shares at US$5.60 per share. The expiration date of the FRN Warrants was 3 years after the date of issuance. The fair value of the FRN Warrants was evaluated quarterly using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

As of December 31, 2009
Average risk-free rate of return	1.16%
Expected term	0.28 years
Volatility rate	49.0%
Dividend yield	0%

The risk-free rate for periods within the expected life of the FRN Warrants was based on the implied yield rates of China International Bond denominated in US$ as of the valuation date. The expected life of the FRN Warrants represents the period of time the granted warrants were expected to be outstanding. As of December 31, 2009, the Company had not paid dividends in the past nor did it expect to pay dividends in the foreseeable future. Because the Company lacked sufficient trading history, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar business.

The embedded derivative associated with the FRNs was initially recorded as a derivative liability associated with long-term debt at fair value of US$3,593,000 and the fair value at December 31, 2007 became zero because the IPO in December 2007 invalidated the contingent maturity redemption feature embedded in the FRNs. The FRNs were subject to various restrictive covenants, including restrictions on the Company’s ability to incur additional debt or guarantees, make restricted payments, payment of dividends or distributions on capital stock, repurchase of capital stock, payment of subordinated indebtedness, settlement of intercompany loans or advances, sales or transfers of properties or assets, sales of capital stock, enter into non-ordinary course business transactions, make investments, merge or consolidate with another company and engage in any business other than related businesses.

Guaranteed Senior Secured Note and Warrants

On April 15, 2010, the Company issued the Secured Note to Forum with an aggregate principal amount of US$40 million and detachable warrants to subscribe for common shares. The Secured Note bears interest at15.6% per annum payable semi-annually. The Note has a three-year term maturing on April 15, 2013. It is subject to events of defaults customary for senior secured notes.

In connection with the Secured Note, Forum Warrants were issued. The Forum Warrants entitled the holder to purchase 1,516,882 common shares at an exercise price of $0.01 per share. The expiration date of the Forum Warrants was 3 years after the date of issuance.

On May 12, 2010, Forum exercised the warrants to purchase 1,516,882 common shares at the price of US$0.01 per share.

The fair values of the Forum Warrants as of the issuance day and exercise day were evaluated using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	As of April 15, 2010	As of May 12, 2010
Average risk-free rate of return	1.29%	1.32%
Expected term	3.00 years	2.92 years
Volatility rate	63.4%	59.3%
Dividend yield	0%	0%

The risk-free rate for periods within the expected life of the Forum Warrants was based on the implied yield rates of China International Bond denominated in US$ as of the valuation date. The expected life of the Forum Warrants represents the period of time the granted warrants were expected to be outstanding. As of December 31, 2010, the Company has not paid dividends in the past nor did it expect to pay dividends in the foreseeable future. The expected volatility was based on the historical daily stock price of the Company, annualized.

The fair values of the Forum Warrants were US$3,049,509 and US$2,222,805 as of the issuance day and the exercise day, respectively.

	Fair Value Measurement using quoted price (Level 1)		Fair Value Measurement using Significant Other Observable Inputs (Level 2)		Total

As of April 15, 2010	US$	—	US$	3,049,509	US$	3,049,509
As of May 12, 2010	US$	—	US$	2,222,805	US$	2,222,805

The embedded derivative associated with the Secured Note was initially recorded as a derivative liability associated with long-term debt at fair value.

The Secured Note are subject to various restrictive covenants, including restrictions on the Company’s ability and the ability of the Company’s subsidiaries to incur additional debt or guarantees, to make restricted payments, to make investments, to pay dividends or distributions on the Company or subsidiaries’ capital stock, to repurchase the Company or subsidiaries’ capital stock, to pay subordinated indebtedness, and make or repay inter-company loans or enter into non-ordinary course business transactions. Among other restrictions, the Company is limited in the dollar amount of mortgage guarantees the Company may provide if it does not maintain a minimum consolidated interest expense coverage ratio, or interest coverage ratio. In the event the Company engages in any financing transaction that results in the amount of third-party indebtedness at the Company level (the “Corporate Debt”) (including the principal amount of the Note) exceeding US$100 million, Forum has the right to require the Company to repurchase the Secured Note at the repurchase price of 100% of the principal amount of the Secured Note then outstanding upon closing of the financing transaction. After the closing of any such financing transaction, as long as the aggregate Corporate Debt amount (including the principal amount of the Secured Note) exceeds US$100 million, Forum has the right, on 60 days advance notice, to exercise the repurchase right at the next semi-annual interest payment date.

Forum also was the holder of US$30 million principal amount of FRNs. The US$40 million purchase price for the Secured Note and warrants was paid by Forum by (a) offsetting the purchase price by the amount owed to it by the Company for the repayment of US$30 million principal amount of its FRNs and (b) payment of US$10 million in cash.

The Company was in compliance with its financial ratio covenants under the Forum Note as of December 31, 2011.